Dividends - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dividends [Abstract]
Dividends on preferred shares	CAD 13	CAD 18
Common share dividends	CAD 875	CAD 269